Restructuring - Summary of Liabilities Recognized Related to Restructuring Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2019
2025 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Expenses incurred	$ 136.8
Cash payments	(37.5)
Foreign currency exchange rate changes	0.3
Ending Balance	99.6
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	136.8
Expense estimated to be recognized for the Restructuring Plan	155.0
2025 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Expenses incurred	121.3
Cash payments	(30.1)
Foreign currency exchange rate changes	0.3
Ending Balance	91.5
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	121.3
Expense estimated to be recognized for the Restructuring Plan	130.0
2025 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Expenses incurred	7.3
Cash payments	(2.3)
Ending Balance	5.0
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	7.3
Expense estimated to be recognized for the Restructuring Plan	10.0
2025 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Expenses incurred	8.2
Cash payments	(5.1)
Ending Balance	3.1
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	8.2
Expense estimated to be recognized for the Restructuring Plan	15.0
2023 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	27.1	$ 14.2
Expenses incurred	1.5	100.7	$ 12.8
Cash payments	(25.0)	(88.2)	(1.0)
Foreign currency exchange rate changes	1.7	(1.2)
Non-cash activity		1.6	2.4
Ending Balance	5.3	27.1	14.2
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	115.0
Expense estimated to be recognized for the Restructuring Plan			115.0
2023 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	18.8	9.2
Expenses incurred	(2.2)	84.6	9.2
Cash payments	(14.9)	(73.9)
Foreign currency exchange rate changes	1.3	(1.1)
Ending Balance	3.0	18.8	9.2
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	91.6
2023 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	1.4
Expenses incurred	2.9	3.1
Cash payments	(3.3)	(1.7)
Ending Balance	1.0	1.4
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	6.0
2023 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	6.9	5.0
Expenses incurred	0.8	13.0	3.6
Cash payments	(6.8)	(12.6)	(1.0)
Foreign currency exchange rate changes	0.4	(0.1)
Non-cash activity		1.6	2.4
Ending Balance	1.3	6.9	5.0
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	17.4
2021 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	3.9	24.7	38.6
Expenses incurred		0.2	37.3
Cash payments		(20.1)	(52.3)
Foreign currency exchange rate changes		(0.9)	1.1
Ending Balance		3.9	24.7
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan		169.3
Expense estimated to be recognized for the Restructuring Plan				$ 169.0
2021 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	0.5	4.2	10.5
Expenses incurred		(2.1)	6.0
Cash payments		(1.5)	(12.5)
Foreign currency exchange rate changes		(0.1)	0.2
Ending Balance		0.5	4.2
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan		57.0
2021 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	2.0	17.6	25.0
Expenses incurred		(0.1)	22.0
Cash payments		(14.8)	(30.2)
Foreign currency exchange rate changes		(0.7)	0.8
Ending Balance		2.0	17.6
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan		73.7
2021 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	1.4	2.9	3.1
Expenses incurred		2.4	9.3
Cash payments		(3.8)	(9.6)
Foreign currency exchange rate changes		(0.1)	0.1
Ending Balance		1.4	2.9
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan		38.6
2019 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	43.1	52.3	44.3
Expenses incurred	25.0	48.1	41.5
Cash payments	(68.2)	(57.0)	(33.2)
Foreign currency exchange rate changes	3.3	(0.3)	(0.3)
Ending Balance	3.2	43.1	52.3
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	392.5
Expense estimated to be recognized for the Restructuring Plan					$ 393.0
2019 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	38.0	43.8	28.9
Expenses incurred	7.8	26.4	17.4
Cash payments	(48.5)	(32.0)	(2.1)
Foreign currency exchange rate changes	3.3	(0.2)	(0.4)
Ending Balance	0.6	38.0	43.8
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	159.9
2019 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	3.8	5.6	9.0
Cash payments	(1.9)	(1.8)	(3.4)
Ending Balance	1.9	3.8	5.6
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	35.0
2019 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning Balance	1.3	2.9	6.4
Expenses incurred	17.2	21.7	24.1
Cash payments	(17.8)	(23.2)	(27.7)
Foreign currency exchange rate changes		(0.1)	0.1
Ending Balance	0.7	$ 1.3	$ 2.9
Expense incurred since the start of the Restructuring Plan/ Total expense incurred under the Restructuring Plan	$ 197.6